Taxation	12 Months Ended
Dec. 31, 2012
Taxation [Text Block]

17. Taxation

(a) Income taxes

Cayman Islands and British Virgin Islands Taxes

Under the current laws of the Cayman Islands and British Virgin Islands, the Company and Collected Mind, are not subject to tax on income or capital gains. In addition, upon payment of dividends by the Company or Collected Mind, no Cayman Islands or British Virgin Islands withholding tax will be imposed.

U.S. Tax

IP Series and Assets Series, as part of 3SBio, LLC, are subject to U.S. taxes. For the year ended December 31, 2011, both IP Series and Assets Series had no taxable income. For the year ended December 31, 2012, Assets Series had no taxable income. IP Series was dissolved in July 2012 and had no U.S. taxable income.

Hong Kong Tax

Hong Kong profits tax has not been assessed on HK Sunshine as the Group had no assessable profits arising in Hong Kong during the year ended December 31, 2011 and 2012.

PRC Tax

Under the current PRC Enterprise Income Tax (“EIT”) Law which has been effective since 2008, domestic enterprises and foreign investment enterprises (the "FIE") are subject to, with limited exceptions, a unified 25% enterprise income tax rate, except for certain entities that enjoy tax holidays.

According to the EIT Law, entities that qualify as High and New Technology Enterprise (“HNTE”) are entitled to the preferential EIT rate of 15%. Shenyang Sunshine qualified as HNTE from 2009 to 2011. In February 2012, Shenyang Sunshine successfully renewed the HNTE certificate which was effective retroactively from January 1, 2011 to December 31, 2013. Other PRC entities are subject to EIT rate of 25% effective from January 1, 2008.

Under the EIT Law, an enterprise established outside of the PRC with effective management located in the PRC may be considered a resident enterprise and be subject to the EIT on its worldwide income. The Implementation Regulations of the EIT Law further defines effective management as substantial and overall management having control over production and business operations, personnel, accounting and properties of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the applicable PRC EIT rate on its worldwide income. The Company believes the current administrative practice and interpretation does not apply the concept of “place of effective management” to them. The Company has not accrued for PRC tax on such basis. Management will continue to monitor the related development and application and its tax position.

Furthermore, under the current EIT Law, dividends paid by a foreign investment enterprise to any of its foreign non-resident enterprise investors are subject to a 10% withholding tax. A lower tax rate will be applied if such foreign non-resident enterprise investor’s jurisdiction of incorporation has signed a tax treaty or arrangement for the avoidance of double taxation and the prevention of fiscal evasion with respect to taxes on income with China. The subsequent circular issued in January 2008 stipulates that no income tax will be withheld on the distribution of earnings of foreign invested enterprises where the relevant earnings were generated prior to January 1, 2008 with dividends distribution declared in 2008 and beyond. However, the income tax withholding rate will be 10% or the lower treaty rate on earnings generated after December 31, 2007.

Shenyang Sunshine is entitled to an extra 50% reduction on qualified R&D expenditures according to the EIT law.

Income tax expense/(benefit) represents PRC income tax as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000
Current	20,697	28,651	30,477	4,892
Deferred	1,075	(441)	(599)	(96)
Total	21,772	28,210	29,878	4,796

The components of income/(losses) before income tax expense are as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

PRC	137,141	176,302	191,774	30,781
Other Countries	(34,083)	(39,932)	(59,321)	(9,522)
	103,058	136,370	132,453	21,259

The loss before tax expense for Other Countries refers to the Company and Collected Mind located outside the PRC.

The following is a reconciliation of total income tax expense to the amounts computed by applying the PRC income tax rate of 25% for the years ended December 31, 2010, 2011 and 2012:

	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

Income before income tax expense	103,058	136,370	132,453	21,259
Computed tax expense at statutory rate of 25%	25,765	34,093	33,113	5,315

Increase/(reduction) in income taxes:
International rate differences	5,277	8,613	14,830	2,380
PRC preferential tax rates	(11,523)	(18,043)	(20,295)	(3,258)
Non-deductible expenses	847	2,653	5,970	958
Non-taxable income	(56)	(116)	(1,708)	(274)
Change in valuation allowance on deferred tax assets	1,177	1,167	1,260	202
Tax concession for R&D costs	(1,706)	(1,743)	(3,649)	(586)
Withholding income tax	2,163	1,421	159	26
Others	(172)	165	198	33

Income tax expense	21,772	28,210	29,878	4,796
Effective tax rate %	21.1%	20.7%	22.6%	22.6%

As of December 31, 2012 the Group has unused tax losses of RMB11,888,000 (US$1,907,000). The tax losses will expire as follows if unutilized by:

	RMB’000	US$’000

2013	233	37
2014	313	50
2015	2,922	469
2016	6,513	1,045
2017	1,907	306

	11,888	1,907

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets are presented below:

	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Property, plant and equipment	312	335	53
Accounts receivable	525	433	70
Long-term receivable	61	91	15
Inventories	149	97	16
Accrued expenses	2,630	3,679	590
Deferral of R&D costs for tax purposes	56	-	-
Prepayment and other receivable	(5)	249	40
Tax loss carry forwards	2,269	2,972	477

Total deferred tax assets	5,997	7,856	1,261

Less: valuation allowance	(2,985)	(4,245)	(681)

Net deferred tax assets	3,012	3,611	580
Consolidated balance sheet classification:
Current	2,750	3,276	526
Non-current	262	335	54
Total	3,012	3,611	580

An analysis of the valuation allowance is as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

Balance at beginning of year	641	1,818	2,985	479
Charged to income	1,177	1,167	1,260	202

Balance at end of year	1,818	2,985	4,245	681

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible or utilized. The Group considers projected future taxable income and tax planning strategies in making this assessment. Based upon an assessment of the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible or can be utilized, management provided valuation allowances of RMB2,985,000 and RMB4,245,000 (US$681,000) as of December 31, 2011 and 2012, respectively.

As of December 31, 2012, the Company intends to indefinitely reinvest the earnings of its foreign subsidiaries. Determination of the amount of the unrecognized deferred tax liability related to distributing these earnings is not practicable. Further, the Company has not recorded deferred tax on the outside basis of Liaoning Sunshine, the VIE of the Group, as Liaoning Sunshine is currently in an accumulated loss position.

The Company has evaluated its income tax uncertainty under ASC 740-10. ASC 740-10 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of income.

In accordance with ASC 740-10, the Group did not have any significant unrecognized tax benefits for the years ended December 31, 2011 and 2012. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

The income tax returns of the Group’s operating entities in the PRC for the years from 2011 to 2012 are open to examination by the PRC state and local tax authorities.

(b) PRC value added tax (“VAT”)

According to the value-added tax policy from the relevant tax authorities, the sale of pharmaceutical equipment and products by the Group’s PRC-based subsidiaries and consolidated VIE are subject to an output VAT of 17%, while the purchase of products by these entities is subject to an input VAT tax rate of 17%. VAT payable or receivable is the net difference between periodic output VAT and deductible input VAT.